Document And Entity Information	Apr. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2022
Entity Registrant Name	Acadia Realty Trust
Entity Central Index Key	0000899629
Entity Emerging Growth Company	false
Entity File Number	001-12002
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	23-2715194
Entity Address, Address Line One	411 Theodore Fremd Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	914
Local Phone Number	2883100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares of beneficial interest, par value $0.001 per share
Trading Symbol	AKR
Security Exchange Name	NYSE